Intangible assets - Additional Information (Details) € in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of detailed information about intangible assets [line items]
Purchase of intangible assets			€ 1,654	€ 9	€ 150
License
Disclosure of detailed information about intangible assets [line items]
Purchase of intangible assets	€ 1,600	$ 2
Estimated useful life	19 years	19 years